Exhibit 1

Atrium Hotel Portfolio Trust 2017-ATRM

Commercial Mortgage Pass-Through Certificates, Series 2017-ATRM

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

8 December 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Re:	Atrium Hotel Portfolio Trust 2017-ATRM

Commercial Mortgage Pass-Through Certificates, Series 2017-ATRM (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Atrium Hotel Portfolio Trust 2017-ATRM securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 December 2017

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Atrium Hotel Portfolio Trust 2017-ATRM (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of three promissory notes issued by one Delaware limited liability company and three Delaware limited partnerships, each a single-purpose entity (collectively, the “Borrowers”), evidencing a componentized two-year, floating rate, interest-only mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Borrowers’ fee simple and leasehold interests in 29 full service, limited service and extended stay hospitality properties (each, a “Property” and collectively, the “Properties”) located across 16 states and
d.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”) which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 1 December 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date,
c.	Mezzanine Debt Maturity Date A,
d.	Mezzanine Debt Maturity Date B and
e.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	For the Mortgage Loan and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan and Mezzanine Loans (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term (Mos.)”),
e.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),
f.	Use the “Mezzanine Debt Original Amount A ($)” of the Mezzanine A Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance A ($)”) and
ii.	The principal balance of the Mezzanine A Loan as of the ”Mezzanine Debt Maturity Date A” of the Mezzanine A Loan (the “Mezzanine Debt Maturity Balance A ($)”) and
g.	Use the “Mezzanine Debt Original Amount B ($)” of the Mezzanine B Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance B ($)”) and
ii.	The principal balance of the Mezzanine B Loan as of the ”Mezzanine Debt Maturity Date B” of the Mezzanine B Loan (the “Mezzanine Debt Maturity Balance B ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

7.	Using the:
a.	Mezzanine Debt Original Amount A ($),
b.	Mezzanine Debt Original Amount B ($),
c.	Allocated Mezzanine A Balance ($),
d.	Allocated Mezzanine B Balance ($),
e.	Mezzanine Debt Cut-Off Date Balance A ($),
f.	Mezzanine Debt Cut-Off Date Balance B ($),
g.	Mezzanine Debt Maturity Balance A ($),
h.	Mezzanine Debt Maturity Balance B ($),
i.	Mezzanine Gross Margin A and
j.	Mezzanine Gross Margin B

of the Mezzanine A Loan, Mezzanine B Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Original Balance ($),
ii.	Total Allocated Mezzanine Balance ($),
iii.	Total Mezzanine Debt Cut-Off Date Balance ($),
iv.	Total Mezzanine Debt Maturity Balance ($) and
v.	Total Mezzanine Margin

of the Mezzanine Loans and, with respect to item ii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Total Mezzanine Debt Original Balance ($),
c.	Allocated Loan Amount ($),
d.	Total Allocated Mezzanine Balance ($),
e.	Cut-off Date Balance ($),
f.	Total Mezzanine Debt Cut-Off Date Balance ($),
g.	Balloon Balance ($),
h.	Total Mezzanine Debt Maturity Balance ($),
i.	Margin and
j.	Total Mezzanine Margin

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance ($),

ii.	Total Loan Allocated Balance ($),

iii.	Total Loan Cut-Off Date Balance ($),
iv.	Total Loan Maturity Balance ($) and
v.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan and, with respect to item ii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning

of the Mortgage Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Margin,
b.	Mezzanine Gross Margin A,
c.	Mezzanine Gross Margin B,
d.	Total Debt Margin,
e.	LIBOR Floor and
f.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.33800% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%),
ii.	Mezzanine Debt Interest Rate A,
iii.	Mezzanine Debt Interest Rate B and
iv.	Total Loan Interest Rate

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Margin and
b.	LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Trust Monthly Payment ($),
ii.	Trust Annual Debt Service ($) and
iii.	Trust Annual Debt Service at LIBOR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service ($)” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap ($)” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 9

13.	Using the:
a.	Mezzanine Debt Original Amount A ($),
b.	Mezzanine Debt Interest Rate A,
c.	Mezzanine Debt Original Amount B ($),
d.	Mezzanine Debt Interest Rate B and
e.	Interest Accrual Method

of the Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Mezzanine Debt Annual Payment A ($) and
ii.	Mezzanine Debt Annual Payment B ($)

of the Mezzanine A Loan and Mezzanine B Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment A ($)” of the Mezzanine A Loan as the product of:

a.	The “Mezzanine Debt Original Amount A ($),” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate A,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment B ($)” of the Mezzanine B Loan as the product of:

a.	The “Mezzanine Debt Original Amount B ($),” as shown on the Final Data File,

b.	The “Mezzanine Debt Interest Rate B,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Mezzanine Debt Annual Payment A ($) and
b.	Mezzanine Debt Annual Payment B ($)

of the Mezzanine A Loan and Mezzanine B Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Mezzanine Annual Payment ($)” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Trust Annual Debt Service ($) and
b.	Total Mezzanine Annual Payment ($)

of the Mortgage Loan and Mezzanine Loans, respectively, all as shown on the Final Data File, we recalculated the “Total Loan Annual Payment ($)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

16.	Using the:
a.	Trust Annual Debt Service ($),
b.	Trust Annual Debt Service at LIBOR Cap ($),
c.	Total Loan Annual Payment ($),
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	Allocated Loan Amount ($),
g.	Cut-off Date Balance ($),
h.	Total Loan Cut-Off Date Balance ($),
i.	Appraised Value ($) and
j.	Keys

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Underwritten NOI Debt Yield,
iv.	Underwritten NCF Debt Yield,
v.	Total Debt Loan NOI Debt Yield,
vi.	Total Debt Loan NCF Debt Yield,
vii.	Total Loan NOI DSCR,
viii.	Total Loan NCF DSCR,
ix.	Trust NCF DSCR at LIBOR Cap,
x.	% of Initial Pool Balance,
xi.	Trust Loan Cut-off Date LTV Ratio (%),
xii.	Total Loan LTV and
xiii.	Loan Per Unit ($)

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and, with respect to item x. above, of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “Total Loan NOI DSCR,” “Total Loan NCF DSCR,” “Trust NCF DSCR at LIBOR Cap” and “Loan per Unit ($)” to two decimal places and
b.	Round the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “Total Debt Loan NOI Debt Yield,” “Total Debt Loan NCF Debt Yield,” “Trust Loan Cut-off Date LTV Ratio (%)” and “Total Loan LTV” to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

17.	Using the:
a.	Balloon Balance ($),
b.	Total Loan Maturity Balance ($) and
c.	As-Stabilized Appraised Value ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan LTV Ratio at Maturity (%) and

ii.	Total Loan Maturity Date LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Mortgage Loan LTV Ratio at Maturity (%)” and “Total Loan Maturity Date LTV” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Balance and Margin Schedule	Not Dated

Mortgage Loan Agreement	1 December 2017

Amended & Restated Mortgage Loan Agreement	1 December 2017

Draft Omnibus Amendment to Mortgage Loan Documents (see Note 1)	Not Dated

Closing Statement	1 December 2017

Interest Rate Cap Agreements	1 December 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Deposit Account Control Agreement	1 December 2017

Cash Management Agreement	1 December 2017

Guaranty Agreement	1 December 2017

Environmental Indemnity Agreement	1 December 2017

Non-Consolidation Opinion	1 December 2017

Mezzanine A Loan Agreement (see Note 2)	1 December 2017

Mezzanine B Loan Agreement (see Note 2)	1 December 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	15 November 2017

Portfolio Appraisal Report	15 November 2017

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Engineering Reports	30 November 2017

Phase I Environmental Reports	Various

Underwriter’s Summary Report	September 30, 2017

Seismic Reports	30 November 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policies	Not Dated

Insurance Review Document	30 November 2017

Property Management Agreement	1 December 2017

Asset Management Agreement	1 December 2017

Franchise Agreements	Various

PIP Completion Letters	Not Dated

Historical CapEx Reports	Not Dated

STR Reports	Various

Ground Lease Abstracts	Not Dated

Trepp Screenshot for Prior Securitization	Not Dated

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft omnibus amendment to mortgage loan documents Source Document provided by the Depositor on 8 December 2017 as fully executed, which is respectively referred to as the “Draft Omnibus Amendment to Mortgage Loan Documents.”

2.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are referred to collectively as the “Mezzanine Loan Agreement.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Keys	Underwriter’s Summary Report
Year Built	Underwriter’s Summary Report
Year Renovated	Underwriter’s Summary Report
Hotel Franchise Flag	Franchise Agreements
Franchise Agreement Expiration	Franchise Agreements

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report or Portfolio Appraisal Report
As-Stabilized Appraised Value ($) (see Note 2)	Appraisal Report or Portfolio Appraisal Report
As-Stabilized Appraisal Date (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Report Date (see Note 3)	Seismic Report
PML or SEL (%) (see Note 3)	Seismic Report
Earthquake Insurance Required (Y/N) (see Note 4)	Seismic Report
Blanket Insurance Policy (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document

2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM September 2017 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2014 Average Daily Key Rate ($)	Underwriter’s Summary Report
2015 Average Daily Key Rate ($)	Underwriter’s Summary Report
2016 Average Daily Key Rate ($)	Underwriter’s Summary Report
TTM September 2017 Average Daily Key Rate ($)	Underwriter’s Summary Report
UW Average Daily Key Rate ($)	Underwriter’s Summary Report
2014 Daily RevPAR ($)	Underwriter’s Summary Report
2015 Daily RevPAR ($)	Underwriter’s Summary Report
2016 Daily RevPAR ($)	Underwriter’s Summary Report
TTM September 2017 Daily RevPAR ($)	Underwriter’s Summary Report
UW Daily RevPAR ($)	Underwriter’s Summary Report

Underwriting Information: (see Note 5)

Characteristic	Source Document

2014 EGI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Closing Statement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Closing Statement
Other Reserve Description	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Original Balance ($)	Balance and Margin Schedule
Allocated Loan Amount ($)	Balance and Margin Schedule
Margin	Balance and Margin Schedule
Mortgage Loan Index (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Float Rate Change Frequency (Mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Amortization Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Options (Y/N) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (#/Mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 6)	Amended & Restated Mortgage Loan Agreement
Extension Spread Increase Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period-Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period-Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
First Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Last IO Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement
Prepayment Provision	Amended & Restated Mortgage Loan Agreement and Draft Omnibus Amendment to Mortgage Loan Documents
Lockout Period	Mortgage Loan Agreement
Prepayment Begin Date (see Note 9)	Mortgage Loan Agreement
Prepayment End Date (see Note 10)	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Open Period Begin Date (see Note 11)	Mortgage Loan Agreement
Open Period (Payments) (see Note 12)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Tenant In Common (Y/N)	Mortgage Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Mezzanine Debt Original Amount A ($)	Balance and Margin Schedule

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Allocated Mezzanine A Balance ($)	Balance and Margin Schedule
Name of Mezzanine Lender A	Mezzanine A Loan Agreement
Mezzanine Debt Maturity Date A	Mezzanine A Loan Agreement
Mezzanine Gross Margin A	Mezzanine A Loan Agreement
Mezzanine Debt Original Amount B ($)	Mezzanine B Loan Agreement
Allocated Mezzanine B Balance ($)	Balance and Margin Schedule
Name of Mezzanine Lender B	Mezzanine B Loan Agreement
Mezzanine Debt Maturity Date B	Mezzanine B Loan Agreement
Mezzanine Gross Margin B	Mezzanine B Loan Agreement
Ground Lease (Y/N)	Ground Lease Abstracts
Annual Ground Lease Payment ($)	Ground Lease Abstracts
Ground Lease Expiration Date	Ground Lease Abstracts
Ground Lease Extension (Y/N)	Ground Lease Abstracts
# of Ground Lease Extension Options	Ground Lease Abstracts
Ground Lease Expiration Date after all Extension	Ground Lease Abstracts
Release Provisions (Y/N)	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Property Management Agreement
Prior Securitizations	Trepp Screenshot for Prior Securitization

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the $1,009,000,000 “As Is Portfolio Value, which includes a 10.2% portfolio premium” and “11/15/2017” that are shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for each Property, the Depositor instructed us to use the individual “as is” appraised value and appraisal date for each Property, as shown in the applicable appraisal report Source Document even though the sum of the individual “as is” appraised values of the Properties does not equal the $1,009,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan.

For the purpose of comparing the “As-Stabilized Appraised Value ($)” and “As-Stabilized Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the $1,259,000,000 “As-Stabilized Portfolio Value, which includes a 9.4% portfolio premium” and “10/1/2020” that are shown in the portfolio appraisal report Source Document. For the purpose of comparing the “As-Stabilized Appraised Value ($)” and “As-Stabilized Appraisal Date” characteristics for each Property, the Depositor instructed us to use the individual “as-stabilized” appraised value and appraisal date for each Property, as shown in the applicable appraisal report Source Document even though the sum of the individual “as-stabilized” appraised values of the Properties does not equal the $1,259,000,000 “As-Stabilized Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Properties that have a seismic report Source Document. For each Property on the Preliminary Data File that does not have a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

4.	The Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Preliminary Data File is less than 20% or is “NAP” (as described in Note 3 above), the Depositor instructed us to use “No” for the “Earthquake Insurance Required (Y/N)” characteristic.

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the:
a.	Mortgage Loan Index,
b.	Float Rate Change Frequence (Mos),
c.	LIBOR Rounding Methodology,
d.	LIBOR Lookback Days,
e.	LIBOR Floor,
f.	Amortization Type,
g.	Interest Accrual Method,
h.	Interest Accrual Period,
i.	Extension Options (Y/N),
j.	Extension Options (#/Mos),
k.	Fully Extended Maturity Date,
l.	Extension Spread Increase Description,
m.	Due Date,
n.	Grace Period-Late Fee,
o.	Grace Period-Default,
p.	First Due Date and
q.	Last IO Due Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through q. above.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Documents, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Documents have occurred and are outstanding), generally on a daily basis.

Exhibit 2 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

10.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

12.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
Single Tenant (Y/N)
Administrative Fee Rate (%)
Assumed LIBOR
Cross-Collateralized (Y/N)
LIBOR Strike Cap
LIBOR Cap Expiration
Crossed Group
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Related Group
Letter of Credit?
Letter of Credit Balance ($)
Letter of Credit Description
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Pari Passu Split (Y/N)
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Lockout Expiration Date
First Extension Fee
Second Extension Fee
Third Extension Fee
Fourth Extension Fee
Fifth Extension Fee
First P&I Due Date
Partially Prepayable without Penalty Description
Exit Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.